Advances to suppliers (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Advances to Honesty Group	$ 40	$ 0
Advances to other suppliers	86	33
Advances to suppliers	$ 126	$ 33